CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.5%
Verizon Communications Inc.	145,345	$7,850,083

Entertainment - 1.8%
Walt Disney Co.	54,900	9,287,433	*

Media - 2.5%
Comcast Corp., Class A Shares	233,750	13,073,638

TOTAL COMMUNICATION SERVICES		30,211,154

CONSUMER DISCRETIONARY - 2.4%
Specialty Retail - 2.4%
Home Depot Inc.	37,920	12,447,619

CONSUMER STAPLES - 8.3%
Beverages - 1.9%
Coca-Cola Co.	188,110	9,870,132

Food Products - 4.1%
Mondelez International Inc., Class A Shares	170,850	9,940,053
Nestle SA, ADR	92,710	11,144,669

Total Food Products		21,084,722

Household Products - 2.3%
Procter & Gamble Co.	84,780	11,852,244

TOTAL CONSUMER STAPLES		42,807,098

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Enbridge Inc.	256,819	10,221,396
Pioneer Natural Resources Co.	47,270	7,870,928
Williams Cos. Inc.	473,170	12,274,030

TOTAL ENERGY		30,366,354

FINANCIALS - 17.2%
Banks - 7.2%
Bank of America Corp.	284,320	12,069,384
JPMorgan Chase & Co.	61,000	9,985,090
PNC Financial Services Group Inc.	41,670	8,152,319
US Bancorp	118,140	7,022,241

Total Banks		37,229,034

Capital Markets - 4.6%
Apollo Global Management Inc.	191,680	11,805,571
Blackstone Inc.	104,490	12,156,367

Total Capital Markets		23,961,938

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Insurance - 5.4%
American International Group Inc.	176,810	$9,705,101
MetLife Inc.	140,996	8,703,683
Travelers Cos. Inc.	61,810	9,395,738

Total Insurance		27,804,522

TOTAL FINANCIALS		88,995,494

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co.	27,620	6,789,547

Health Care Providers & Services - 2.0%
UnitedHealth Group Inc.	26,450	10,335,073

Pharmaceuticals - 7.0%
Johnson & Johnson	65,940	10,649,310
Merck & Co. Inc.	128,860	9,678,675
Pfizer Inc.	187,540	8,066,095
Zoetis Inc.	39,550	7,678,237

Total Pharmaceuticals		36,072,317

TOTAL HEALTH CARE		53,196,937

INDUSTRIALS - 11.3%
Aerospace & Defense - 4.5%
Northrop Grumman Corp.	17,580	6,331,437
Raytheon Technologies Corp.	201,094	17,286,040

Total Aerospace & Defense		23,617,477

Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	58,520	10,656,492

Commercial Services & Supplies - 2.3%
Waste Management Inc.	78,670	11,750,151

Machinery - 0.7%
Otis Worldwide Corp.	42,655	3,509,653

Road & Rail - 1.8%
Union Pacific Corp.	46,940	9,200,710

TOTAL INDUSTRIALS		58,734,483

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.5%
Cisco Systems Inc.	139,560	7,596,251

IT Services - 3.7%
Mastercard Inc., Class A Shares	27,110	9,425,605
Visa Inc., Class A Shares	43,530	9,696,307

Total IT Services		19,121,912

See Notes to Schedule of Investments.

2	ClearBridge Variable Dividend Strategy Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom Inc.	15,840	$7,681,291
NXP Semiconductors NV	11,120	2,178,075
Texas Instruments Inc.	57,490	11,050,153

Total Semiconductors & Semiconductor Equipment		20,909,519

Software - 7.2%
Microsoft Corp.	100,510	28,335,779
Oracle Corp.	99,130	8,637,197

Total Software		36,972,976

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	173,416	24,538,364

TOTAL INFORMATION TECHNOLOGY		109,139,022

MATERIALS - 8.2%
Chemicals - 6.5%
Ecolab Inc.	42,730	8,914,333
Linde PLC	41,380	12,140,064
PPG Industries Inc.	87,090	12,454,741

Total Chemicals		33,509,138

Construction Materials - 1.7%
Vulcan Materials Co.	53,800	9,100,808

TOTAL MATERIALS		42,609,946

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	35,130	9,323,853
Boston Properties Inc.	38,190	4,137,887

TOTAL REAL ESTATE		13,461,740

UTILITIES - 5.6%
Electric Utilities - 2.8%
Edison International	108,522	6,019,715
NextEra Energy Inc.	105,080	8,250,882

Total Electric Utilities		14,270,597

Multi-Utilities - 2.8%
Public Service Enterprise Group Inc.	99,980	6,088,782
Sempra Energy	67,720	8,566,580

Total Multi-Utilities		14,655,362

TOTAL UTILITIES		28,925,959

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $250,059,945)		510,895,806

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	5,364,059	$5,364,059
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	1,341,015	1,341,015	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,705,074)			6,705,074

TOTAL INVESTMENTS - 100.0% (Cost - $256,765,019)			517,600,880
Liabilities in Excess of Other Assets - (0.0)%††			(59,083)

TOTAL NET ASSETS - 100.0%			$517,541,797

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $1,341,015 and the cost was $1,341,015 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Dividend Strategy Portfolio 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by

5

Notes to Schedule of Investments (unaudited) (continued)

the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$510,895,806	—	—	$510,895,806
Short-Term Investments†	6,705,074	—	—	6,705,074

Total Investments	$517,600,880	—	—	$517,600,880

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$772,265	$8,872,134	8,872,134	$8,303,384	8,303,384

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$34	—	$1,341,015

7